                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2004
                                                  -------------------

Check here if Amendment    [    ];  Amendment Number:
                                                        ------------
         This Amendment  (Check only one.):   [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Menno Insurance Service d/b/a MMA Capital Management
                         ------------------------------------------------------
Address:                 1110 North Main Street
                         ------------------------------------------------------
                         Goshen
                         ------------------------------------------------------
                         Indiana  46528
                         ------------------------------------------------------

13F File Number:         28-6988
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Howard L. Brenneman
                         ------------------------------------------------------
Title:                   President
                         ------------------------------------------------------
Phone:                   574/533-9511
                         ------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/  Howard L. Brenneman              Goshen, IN             8/10/04
   ----------------------------          ---------------         ---------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             -0-
                                                      ---------------
Form 13F Information Table Entry Total:               $   202,961,376
                                                      ---------------
Form 13F Information Table Value Total:               $   213,486,729
                                                      ---------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.                   13F File Number                Name

                         28 -
   -------------              -----------------         -----------------------

  [Repeat as necessary.]

                                 Final 13F Data

                                 Title of                  Fair Market               Investment
Issuer                           Class       Cusip            Value           Shares Discretion     Voting   Authority
Air Products & Chemicals Inc     Common      009158106       2,918,056        55,635 Sole             Sole      55635
Allstate Corp                    Common      020002101       3,251,518        69,850 Sole             Sole      69850
American International Group     Common      026874107       5,086,541        71,360 Sole             Sole      71360
Anadarko Petroleum Corp          Common      032511107       3,095,897        52,831 Sole             Sole      52831
Applied Materials                Common      038222105         653,346        33,300 Sole             Sole      33300
BB&T Corp                        Common      054937107         255,832         6,920 Sole             Sole      6920
BP PLC                           Common      055622104       8,365,491       156,160 Sole             Sole      156160
Bank of America Corp             Common      060505104       6,030,867        71,270 Sole             Sole      71270
Bank One Corp                    Common      06423A103       3,337,950        65,450 Sole             Sole      65450
Bellsouth Corp                   Common      079860102         587,066        22,390 Sole             Sole      22390
Biomet Inc                       Common      090613100       2,053,106        46,200 Sole             Sole      46199.5
Cardinal Health Inc              Common      14149Y108       6,794,850        97,000 Sole             Sole      97000
Chubb Corp                       Common      171232101       2,716,291        39,840 Sole             Sole      39840
Cisco Systems Inc                Common      17275R102       3,064,410       129,300 Sole             Sole      129300
Citigroup Inc                    Common      172967101       6,467,685       139,090 Sole             Sole      139090
Comcast Corp                     Common      20030N101         454,096        16,160 Sole             Sole      16160
Comcast Corp                     Common      20030N200         290,457        10,520 Sole             Sole      10520
ConocoPhillips                   Common      20825C104         622,526         8,160 Sole             Sole      8160
Countrywide Financial Co         Common      222372104         233,230         3,320 Sole             Sole      3320
Dell Inc                         Common      24702R101       2,317,554        64,700 Sole             Sole      64700
Dollar General Corp              Common      256669102       2,858,929       146,162 Sole             Sole      146162
Dover Corp                       Common      260003108       2,792,451        66,329 Sole             Sole      66329
Ensco International              Common      26874Q100         932,510        32,045 Sole             Sole      32045
Emerson Electric Co              Common      291011104       4,035,425        63,500 Sole             Sole      63500
Federal Home Loan Mortgage       Common      313400301         264,594         4,180 Sole             Sole      4180
Federal National Mortgage Assn   Common      313586109       4,759,712        66,700 Sole             Sole      66700
FEDEX Corp                       Common      31428X106       1,163,347        14,241 Sole             Sole      14241
First Data Corp                  Common      319963104       2,911,608        65,400 Sole             Sole      65400
Ford Motor Co                    Common      345370860         346,491        22,140 Sole             Sole      22140
Gannett Co                       Common      364730101       2,225,531        26,229 Sole             Sole      26229
General Mills Inc                Common      370334104       2,324,217        48,900 Sole             Sole      48900
Gillette Company                 Common      375766102       2,332,000        55,000 Sole             Sole      55000
Goldman Sachs Group Inc          Common      38141G104       1,864,368        19,800 Sole             Sole      19800
Hewlett Packard Co               Common      428236103       1,468,349        69,590 Sole             Sole      69590
Intel Corp                       Common      458140100       3,174,000       115,000 Sole             Sole      115000
International Paper Co           Common      460146103         253,449         5,670 Sole             Sole      5670

                                 Final 13F Data

                                 Title of                  Fair Market               Investment
Issuer                           Class       Cusip            Value           Shares Discretion     Voting   Authority
JPMorgan Chase & Co              Common      46625H100         960,721        24,780 Sole             Sole      24780
Jabil Circuit Inc                Common      466313103       2,910,405       115,584 Sole             Sole      115584
Johnson & Johnson                Common      478160104       5,564,430        99,900 Sole             Sole      99900
Kimberly-Clark Corp              Common      494368103       3,478,464        52,800 Sole             Sole      52800
Kraft Foods Inc                  Common      50075N104         210,672         6,650 Sole             Sole      6650
Lehman Brothers Holdings         Common      524908100         261,042         3,469 Sole             Sole      3469
Lowe's Companies                 Common      548661107       3,394,730        64,600 Sole             Sole      64600
MBNA Corp                        Common      55262L100       3,944,323       152,940 Sole             Sole      152940
Masco Corp                       Common      574599106       3,960,172       127,010 Sole             Sole      127010
McDonalds Corp                   Common      580135101         393,900        15,150 Sole             Sole      15150
Medtronic, Inc                   Common      585055106       4,774,560        98,000 Sole             Sole      98000
Merck & Co Inc                   Common      589331107       3,420,000        72,000 Sole             Sole      72000
Merrill Lynch Co                 Common      590188108         425,902         7,890 Sole             Sole      7890
MetLife Inc                      Common      59156R108         329,462         9,190 Sole             Sole      9190
Microsoft Corp                   Common      594918104       5,209,344       182,400 Sole             Sole      182400
Morgan Stanley Dean Witter       Common      617446448         690,232        13,080 Sole             Sole      13080
National City Corp               Common      635405103         268,527         7,670 Sole             Sole      7670
Newell Rubbermaid, Inc           Common      651229106       2,821,645       120,070 Sole             Sole      120070
Norfolk Southern Corp            Common      655844108       2,828,703       106,663 Sole             Sole      106663
Oracle Corp                      Common      68389X105       2,845,305       238,500 Sole             Sole      238500
Pepsico Inc                      Common      713448108       5,280,240        98,000 Sole             Sole      98000
Pfizer Inc                       Common      717081103       6,636,608       193,600 Sole             Sole      193600
Pitney Bowes Inc                 Common      724479100       4,248,000        96,000 Sole             Sole      96000
Procter & Gamble Co              Common      742718109       5,335,120        98,000 Sole             Sole      98000
Protective Life                  Common      743674103       1,856,160        48,000 Sole             Sole      48000
Royal Dutch Petro                Common      780257804       1,281,416        24,800 Sole             Sole      24800
SBC Communications Inc           Common      78387G103       2,597,660       107,120 Sole             Sole      107120
St Paul Travelers Cos Inc        Common      792860108         317,428         7,830 Sole             Sole      7830
Sara Lee Corp                    Common      803111103       2,370,269       103,100 Sole             Sole      103100
Schlumberger Ltd                 Common      806857108       1,390,869        21,900 Sole             Sole      21900
Shell Transportation & Trading   Common      822703609         856,452        19,160 Sole             Sole      19160
Sonoco Products                  Common      835495102       2,766,750       108,500 Sole             Sole      108500
Sprint Corp                      Common      852061100         185,328        10,530 Sole             Sole      10530
Sun Microsystems Inc             Common      866810104         171,425        39,590 Sole             Sole      39590
Suntrust Banks                   Common      867914103         216,417         3,330 Sole             Sole      3330
Sysco Corp                       Common      871829107       2,500,139        69,700 Sole             Sole      69700
Target Corp                      Common      87612E106       4,692,935       110,500 Sole             Sole      110500

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                                 Final 13F Data

                                 Title of                  Fair Market               Investment
Issuer                           Class       Cusip            Value           Shares Discretion     Voting   Authority
Texas Instruments Inc            Common      882508104       1,363,752        56,400 Sole             Sole      56400
Thomas & Betts Corp              Common      884315102       1,415,960        52,000 Sole             Sole      52000
3M Co                            Common      88579Y101       1,498,666        16,650 Sole             Sole      16650
Time Warner Inc                  Common      887317105       2,128,235       121,060 Sole             Sole      121060
U.S. Bancorp                     Common      902973304         621,754        22,560 Sole             Sole      22560
Verizon Communications Inc       Common      92343V104       2,930,304        80,970 Sole             Sole      80970
Wachovia Corp                    Common      929903102         707,105        15,890 Sole             Sole      15890
Washington Mutual Inc            Common      939322103         397,606        10,290 Sole             Sole      10290
Wells Fargo & Company            Common      949746101       5,731,012       100,140 Sole             Sole      100140
Wendys International Inc         Common      950590109       1,352,419        38,818 Sole             Sole      38818
Transocean Sedco Forex Inc       Common      G90078109       1,115,058        38,530 Sole             Sole      38530
Aggregate Total                                            213,486,729     5,551,801


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Sum Of Fair Market Value
              202,961,376



                                     Page 4